Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 78,803	$ 77,275		$ 66,895
Restricted cash				2,812
Total	$ 78,803	$ 77,275	$ 75,235	69,707
The Export-Import Bank of Korea & ABN Amro
Cash, Cash Equivalents and Restricted Cash
Restricted cash				$ 2,800